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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

Registrant's telephone number, including area code:	(855) 784-2399

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 92.6%	Shares	Value
Common Equity - 46.1%
SPDR® S&P 500® ETF Trust (a)	78,615	$16,155,383
Vanguard® FTSE Europe ETF	34,020	1,782,988
		17,938,371
Fixed Income - 5.2%
AdvisorShares Peritus High Yield ETF	34,600	1,423,790
SPDR® Barclays High Yield Bond ETF	15,450	596,525
		2,020,315
Other and Alternative Assets - 20.4%
PowerShares® DB Agriculture Fund (b)	63,910	1,590,720
PowerShares® DB Energy Fund (b)	44,000	768,680
PowerShares® DB US Dollar Index Bullish Fund (b)	116,625	2,795,501
SPDR® Gold Shares (b) (c)	8,805	1,000,072
United States Natural Gas Fund LP (b)	75,625	1,116,981
United States Oil Fund LP (b)	32,385	659,359
		7,931,313
U.S. Government & Agency Obligations - 20.9%
iShares® 20+ Year Treasury Bond ETF	48,500	6,107,120
iShares® Tips Bond ETF	18,070	2,024,020
		8,131,140

Total Exchange-Traded Funds (Cost $31,820,881)		$36,021,139

OPEN-END FUNDS - 5.9%	Shares	Value
Arbitrage Funds - 5.9%
Merger Fund (The) - Institutional Shares (Cost $2,395,010)	147,537	$2,298,633

PURCHASED OPTION CONTRACTS - 0.2%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.2%
iShares® 20+ Year Treasury Bond ETF	03/20/15	$117.00	70	$4,340
SPDR® S&P 500® ETF Trust	03/20/15	195.00	250	81,625
Total Purchased Option Contracts (Cost $82,523)				$85,965

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 4.2%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (d) (Cost $1,637,959)	1,637,959	$1,637,959

Total Investments at Value - 102.9% (Cost $35,936,373)		$40,043,696

Liabilities in Excess of Other Assets - (2.9%)		(1,120,999	)(e)

Net Assets - 100.0%		$38,922,697

(a)	All or a portion of the security is held as collateral for written options.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of December 31, 2014.
(e)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
DB - Deutsche Bank
ETF - Exchange-Traded Fund
FTSE - Financial Times and the London Stock Exchange
LP - Limited Partnership
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
December 31, 2014 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	03/20/15	$219.00	80	$5,440	$7,897

Put Option Contracts
SPDR® S&P 500® ETF Trust	03/20/15	175.00	250	28,625	26,992

Total Written Option Contracts				$34,065	$34,889

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 54.6%	Shares	Value
Common Equity - 54.6%
SPDR® S&P 500® ETF Trust (a) (Cost $37,240,186)	235,000	$48,292,500

PURCHASED OPTION CONTRACTS - 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.3%
SPDR® S&P 500® ETF Trust (Cost $108,200)	06/30/15	$205.00	250	$234,250

Put Option Contracts - 0.5%
SPDR® S&P 500® ETF Trust (Cost $719,271)	03/20/15	185.00	2,350	450,025

Total Purchased Option Contracts (Cost $827,471)				$684,275

MONEY MARKET FUNDS - 44.9%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (b) (Cost $39,700,780)	39,700,780	$39,700,780

Total Investments at Value - 100.3% (Cost $77,768,437)		$88,677,555

Liabilities in Excess of Other Assets - (0.3%)		(289,947	)(c)

Net Assets - 100.0%		$88,387,608

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of December 31, 2014.
(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
December 31, 2014 (Unaudited)
WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	01/09/15	207.00	300	$33,000	$50,566
SPDR® S&P 500® ETF Trust	03/20/15	200.00	1,185	1,161,300	1,090,491
				1,194,300	1,141,057
Put Option Contracts
SPDR® S&P 500® ETF Trust	02/20/15	180.00	833	63,308	153,354
SPDR® S&P 500® ETF Trust	03/20/15	175.00	734	84,043	95,558
SPDR® S&P 500® ETF Trust	06/30/15	175.00	370	115,255	180,227
				262,606	429,139

Total Written Option Contracts				$1,456,906	$1,570,196

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 55.0%	Shares	Value
Common Equity - 55.0%
SPDR® S&P 500® ETF Trust(a) (Cost $30,955,322)	160,700	$33,023,850

PURCHASED OPTION CONTRACTS - 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.3%
SPDR® S&P 500® ETF Trust (Cost $81,612)	06/30/15	$205.00	190	$178,030

Put Option Contracts - 0.5%
SPDR® S&P 500® ETF Trust (Cost $493,161)	03/20/15	185.00	1,607	307,741

Total Purchased Option Contracts (Cost $574,773)				$485,771

MONEY MARKET FUNDS - 44.8%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (b) (Cost $26,870,462)	26,870,462	$26,870,462

Total Investments at Value - 100.6% (Cost $58,400,557)		$60,380,083

Other Assets in Excess of Liabilities - (0.6%)		(354,710	)(c)

Net Assets - 100.0%		$60,025,373

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of December 31, 2014.
(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
December 31, 2014 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	01/09/15	207.00	215	$23,650	$36,239
SPDR® S&P 500® ETF Trust	03/20/15	200.00	810	793,800	745,399
				817,450	781,638
Put Option Contracts
SPDR® S&P 500® ETF Trust	02/20/15	180.00	575	43,700	105,803
SPDR® S&P 500® ETF Trust	03/20/15	175.00	502	57,479	65,354
SPDR® S&P 500® ETF Trust	06/30/15	175.00	277	86,286	136,700
				187,465	307,857

Total Written Option Contracts				$1,004,915	$1,089,495

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 6.3%
Auto Components - 2.8%
Delphi Automotive PLC	4,240	$308,333
Lear Corporation	8,930	875,854
Magna International, Inc.	7,470	811,914
		1,996,101
Household Durables - 1.3%
NVR, Inc. (a)	86	109,678
Whirlpool Corporation	4,360	844,707
		954,385
Internet & Catalog Retail - 0.2%
Expedia, Inc.	1,870	159,623

Multiline Retail - 0.7%
Macy's, Inc.	7,600	499,700

Specialty Retail - 1.3%
Foot Locker, Inc.	15,800	887,644

Consumer Staples - 7.2%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	3,200	229,376

Food & Staples Retailing - 2.0%
Kroger Company (The)	14,520	932,329
Wal-Mart Stores, Inc.	5,460	468,905
		1,401,234
Food Products - 3.1%
Archer-Daniels-Midland Company	3,200	166,400
Bunge Ltd.	9,390	853,645
Pilgrim's Pride Corporation (a)	11,370	372,822
Tyson Foods, Inc. - Class A	20,820	834,674
		2,227,541
Tobacco - 1.8%
Lorillard, Inc.	12,690	798,709
Philip Morris International, Inc.	6,490	528,610
		1,327,319

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Energy - 10.7%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	1,500	$84,105
Cameron International Corporation (a)	17,400	869,130
Halliburton Company	11,290	444,036
Nabors Industries Ltd.	25,340	328,913
Oil States International, Inc. (a)	15,300	748,170
Patterson-UTI Energy, Inc.	19,880	329,809
Superior Energy Services, Inc.	9,110	183,567
		2,987,730
Oil, Gas & Consumable Fuels - 6.6%
Exxon Mobil Corporation	15,810	1,461,634
Marathon Petroleum Corporation	9,650	871,009
Phillips 66	1,650	118,305
SM Energy Company	6,730	259,643
Tesoro Corporation	13,430	998,521
Valero Energy Corporation	20,730	1,026,135
		4,735,247
Financials - 28.9%
Banks - 0.5%
Huntington Bancshares, Inc.	34,040	358,101

Capital Markets - 2.3%
Ameriprise Financial, Inc.	3,360	444,360
Goldman Sachs Group, Inc. (The)	5,440	1,054,435
Morgan Stanley	3,520	136,576
		1,635,371
Consumer Finance - 3.6%
Ally Financial, Inc. (a)	12,470	294,541
Capital One Financial Corporation	14,390	1,187,895
Discover Financial Services	16,530	1,082,550
		2,564,986
Diversified Financial Services - 10.1%
Bershire Hathaway, Inc. - Class B (a)	5,460	819,819
CBOE Holdings, Inc.	6,670	423,011
Citigroup, Inc.	32,700	1,769,397
JPMorgan Chase & Company	39,760	2,488,181
McGraw Hill Financial, Inc.	6,510	579,260
Moody's Corporation	7,250	694,623
Voya Financial, Inc.	11,040	467,875
		7,242,166

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 28.1% (Continued)
Insurance - 10.4%
Allstate Corporation (The)	15,620	$1,097,305
American International Group, Inc.	25,340	1,419,293
Assurant, Inc.	4,510	308,619
Axis Capital Holdings Ltd.	6,130	313,182
Chubb Corporation (The)	4,850	501,829
Everest Re Group Ltd.	3,140	534,742
Lincoln National Corporation	6,390	368,511
PartnerRe Ltd.	3,700	422,281
Reinsurance Group of America, Inc.	3,550	311,051
RenaissanceRe Holdings Ltd.	5,210	506,516
Travelers Companies, Inc. (The)	10,790	1,142,122
Unum Group	13,470	469,834
XL Group PLC	4,440	152,603
		7,547,888
Real Estate Investment Trusts (REIT) - 0.6%
Host Hotels & Resorts, Inc.	11,010	261,708
RLJ Lodging Trust	4,700	157,591
		419,299
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A (a)	17,010	582,592

Thrifts & Mortgage Finance - 0.6%
Radian Group, Inc.	26,490	442,913

Health Care - 14.2%
Biotechnology - 2.4%
Biogen Idec, Inc. (a)	1,950	661,928
Gilead Sciences, Inc. (a)	4,070	383,638
United Therapeutics Corporation (a)	5,090	659,104
		1,704,670
Health Care Providers & Services - 11.7%
Aetna, Inc.	6,030	535,645
AmerisourceBergen Corporation	10,790	972,826
Anthem, Inc.	6,250	785,437
Cardinal Health, Inc.	12,390	1,000,245
CIGNA Corporation	5,870	604,082
Express Scripts Holding Company (a)	12,310	1,042,288
HCA Holdings, Inc. (a)	10,030	736,102
Health Net, Inc. (a)	7,700	412,181

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Health Care Providers & Services - 11.7% (Continued)
Humana, Inc.	4,700	$675,061
McKesson Corporation	4,310	894,670
Omnicare, Inc.	10,470	763,577
		8,422,114
Pharmaceuticals - 0.1%
Mylan, Inc. (a)	1,390	78,354

Industrials - 10.1%
Aerospace & Defense - 3.4%
Exelis, Inc.	14,260	249,978
General Dynamics Corporation	2,880	396,345
Huntington Ingalls Industries, Inc.	3,440	386,862
Lockheed Martin Corporation	2,770	533,419
Northrop Grumman Corporation	4,700	692,733
Spirit AeroSystems Holdings, Inc. - Class A (a)	4,340	186,794
		2,446,131
Air Freight & Logistics - 1.5%
FedEx Corporation	6,300	1,094,058

Airlines - 3.7%
Alaska Air Group, Inc.	14,300	854,568
Delta Air Lines, Inc.	23,850	1,173,182
Southwest Airlines Company	15,360	650,035
		2,677,785
Machinery - 0.6%
Trinity Industries, Inc.	14,210	398,022

Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	10,220	677,893

Information Technology - 9.6%
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. (a)	5,310	307,396
Avnet, Inc.	340	14,627
Flextronics International Ltd. (a)	56,050	626,639
Jabil Circuit, Inc.	16,030	349,935
		1,298,597
IT Services - 1.7%
Amdocs Ltd.	6,000	279,930

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 9.6% (Continued)
IT Services - 1.7% (Continued)
Computer Sciences Corporation	6,020	$379,561
Western Union Company (The)	32,780	587,090
		1,246,581
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corporation	33,800	1,226,602
Micron Technology, Inc. (a)	16,840	589,568
		1,816,170
Software - 0.2%
Take-Two Interactive Software, Inc. (a)	4,200	117,726

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	7,860	867,587
Lexmark International, Inc. - Class A	10,330	426,319
Western Digital Corporation	10,020	1,109,214
		2,403,120
Materials - 3.1%
Chemicals - 1.5%
CF Industries Holdings, Inc.	1,660	452,417
LyondellBasell Industries N.V. - Class A	7,860	624,005
		1,076,422
Metals & Mining - 1.6%
Alcoa, Inc.	25,760	406,750
United States Steel Corporation	28,000	748,720
		1,155,470
Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	29,170	979,820
CenturyLink, Inc.	15,100	597,658
		1,577,478
Utilities - 6.0%
Electric Utilities - 4.1%
American Electric Power Company, Inc.	13,310	808,183
Edison International	15,690	1,027,381
Entergy Corporation	11,450	1,001,646
Exelon Corporation	3,080	114,207
		2,951,417
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp. (The)	50,670	697,726

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Utilities - 6.0% (Continued)
Independent Power and Renewable Electricity Producers - 1.6% (Continued)
Calpine Corporation (a)	4,100	$90,733
NRG Energy, Inc.	12,790	344,690
		1,133,149
Multi-Utilities - 0.3%
PG&E Corporation	3,630	193,261

Total Common Stocks (Cost $69,951,524)		$70,667,634

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
Large-Cap Funds - 1.1%
iShares® Russell 1000 Value ETF (Cost $798,665)	7,630	$796,572

MONEY MARKET FUNDS - 1.7%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.01% (b) (Cost $1,225,712)	1,225,712	$1,225,712

Total Investments at Value - 101.1% (Cost $71,975,901)		$72,689,918

Liabilities in Excess of Other Assets - (1.1%)		(789,324)

Net Assets - 100.0%		$71,900,594

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2014.

Investment Abbreviations:
ETF - Exchange-Traded Fund

See accompanying notes to Schedules of Investments.

BPV Family of Funds
Notes to Schedules of Investments
December 31, 2014 (Unaudited)

1.	Securities Valuation

The portfolio securities of BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund and BPV Large Cap Value Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the bid and ask price. Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Securities for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask prices on the exchange on which they are traded on the day of valuation.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of December 31, 2014:

BPV Core Diversification Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,021,139	$-	$-	$36,021,139
Open-End Funds	2,298,633	-	-	2,298,633
Purchased Option Contracts	-	85,965	-	85,965
Money Market Funds	1,637,959	-	-	1,637,959
Total Investments in Securities	$39,957,731	$85,965	$-	$40,043,696

Other Financial Instruments:
Written Option Contracts	$-	$(34,065)	$-	$(34,065)

BPV Wealth Preservation Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$48,292,500	$-	$-	$48,292,500
Purchased Option Contracts	-	684,275	-	684,275
Money Market Funds	39,700,780	-	-	39,700,780
Total Investments in Securities	$87,993,280	$684,275	$-	$88,677,555

Other Financial Instruments:
Written Option Contracts	$-	$(1,456,906)	$-	$(1,456,906)

BPV Low Volatility Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$33,023,850	$-	$-	$33,023,850
Purchased Option Contracts	-	485,771	-	485,771
Money Market Funds	26,870,462	-	-	26,870,462
Total Investments in Securities	$59,894,312	$485,771	$-	$60,380,083

Other Financial Instruments:
Written Option Contracts	$-	$(1,004,915)	$-	$(1,004,915)

BPV Large Cap Value Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$70,667,634	$-	$-	$70,667,634
Exchange-Traded Funds	796,572	-	-	796,572
Money Market Funds	1,225,712	-	-	1,225,712
Total Investments in Securities	$72,689,918	$-	$-	$72,689,918

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of December 31, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of December 31, 2014:

	BPV Core	BPV Wealth	BPV Low	BPV Large
	Diversification	Preservation	Volatility	Cap Value
	Fund	Fund	Fund	Fund

Cost of portfolio investments	$36,769,409	$81,526,232	$58,407,695	$72,024,465

Gross unrealized appreciation	$5,910,384	$11,144,844	$2,159,509	$2,655,173
Gross unrealized depreciation	(2,636,097)	(3,993,521)	(187,121)	(1,989,720)

Net unrealized appreciation on investments	$3,274,287	$7,151,323	$1,972,388	$665,453

Net unrealized appreciation on written option contracts	$824	$113,290	$84,580	$-

As of December 31, 2014, the tax cost of written options for BPV Core Diversification Fund, BPV Wealth Preservation Fund and BPV Low Volatility Fund is $34,889, $1,570,196 and $1,089,495, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect one or more of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies within other sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolios will be adversely affected. As of December 31, 2014, BPV Large Cap Value Fund had 28.1% of the value of its net assets invested in stocks within the Financials sector.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

5.	Investments in Exchange-Traded Funds

The securities in which the Fund’s invest, as well as the risks associated with these securities, are described in the Funds’ prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETF”). ETFs provide their shares to authorized participants in return for a specific basket of securities. The authorized participant then sells the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Funds pay more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Funds receive less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to the index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match the indices’ performance. To the extent that the Funds’ invest in ETFs, there will be additional expenses because the Funds would bear its pro rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of December 31, 2014, BPV Core Diversification, BPV Wealth Preservation and BPV Low Volatility had 92.6%, 54.6% and 55.0% of the value of their net assets invested in ETFs, respectively.

6.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of December 31, 2014, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 44.9% and 44.8%, respectively, of the value of their net assets invested in a money market mutual fund registered under the Investment Company Act of 1940. As of December 31, 2014, BPV Core Diversification Fund and BPV Large Cap Value Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	February 26, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	February 26, 2015

* Print the name and title of each signing officer under his or her signature.